Treasury Stock (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Nov. 17, 2015 USD ($)	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)
Treasury Stock
Repurchase of treasury stock (in shares) | shares		1,614,135
Repurchase of treasury stock | ¥		¥ 844,711	¥ 844,711
Considerations for shares repurchase program not yet paid | ¥			¥ 194,514
Treasury stock re-issued to employees for share awards (in shares) | shares		257,217
ADS
Treasury Stock
Term of share repurchase program	24 months
ADS | Maximum
Treasury Stock
Stock repurchase program, authorized amount | $	$ 300